EQUITY - Noncontrolling Interests in Equity of Consolidated Subsidiaries (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Noncontrolling Interest [Line Items]
Total Consolidated Equity	$ 1,176,560	$ 404,460	$ 363,375	$ 349,572	$ 302,680	$ 222,423	$ 260,219
Noncontrolling Interest in Equity of Consolidated Subsidiaries	8,736		8,277			5,353
Third Party Investors in Real Estate Investment Trust Subsidiary
Noncontrolling Interest [Line Items]
Total Consolidated Equity	30,826		36,068
Third Party Investors in Real Estate Investment Trust Subsidiary | Subsidiaries
Noncontrolling Interest [Line Items]
Noncontrolling Interest in Equity of Consolidated Subsidiaries	8,736		8,277
Figure REIT
Noncontrolling Interest [Line Items]
Total Consolidated Equity	$ 18,678		$ 18,261			$ 11,214
Noncontrolling owner, interest percentage	44.90%		44.60%			44.60%
Figure REIT | Subsidiaries
Noncontrolling Interest [Line Items]
Noncontrolling Interest in Equity of Consolidated Subsidiaries	$ 8,394		$ 7,769			$ 5,353
Offshore Solana Fund
Noncontrolling Interest [Line Items]
Total Consolidated Equity	$ 12,148		$ 17,807
Noncontrolling owner, interest percentage	2.80%		2.80%
Offshore Solana Fund | Subsidiaries
Noncontrolling Interest [Line Items]
Noncontrolling Interest in Equity of Consolidated Subsidiaries	$ 342		$ 508